Details of Significant Accounts - Summary of Analysis of Timing of Future Pension Payment (Details) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Future pension payment	$ 3,215	$ 105
2-5 Years
Disclosure Of Defined Benefit Plans [Line Items]
Future pension payment	462	15
6-10 Years
Disclosure Of Defined Benefit Plans [Line Items]
Future pension payment	$ 2,753	$ 90